Federated Hermes Strategic Value Dividend Fund Performance Management - Federated Hermes Strategic Value Dividend Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes Strategic Value Dividend Fund – IS Class
Bar Chart Closing [Text Block]

The Fund's IS class total return for the nine-month period from January 1, 2025 to September 30, 2025, was 13.10%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 14.83% (quarter ended December 31, 2022). Its lowest quarterly return was (23.75)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s R6 class commenced operations on June 29, 2016. For the periods prior to the commencement of operations of the Fund’s R6 class, the performance information shown below is for the Fund’s IS class adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s IS class that may have occurred during the periods prior to the commencement of operations of the Fund’s R6 class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the Fund’s IS class, and after-tax returns for A and C classes will differ from those shown for the Fund’s IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantage investment plans.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantage investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Fund’s IS class, and after-tax returns for A and C classes will differ from those shown for the Fund’s IS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
IS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's IS class total return for the nine-month period
Bar Chart, Year to Date Return	13.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.83%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020